Basis of preparation of financial statements	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Basis of preparation of financial statements

2. Basis of preparation of financial statements

The consolidated financial statements of the Company (“financial statements”) have been prepared and are presented in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). All relevant information for the preparation of these financial statements, and only this information, are presented and correspond to those used by the Company's Management.

The financial statements have been prepared on a historical cost basis and adjusted to reflect: (i) the fair value of certain financial assets and liabilities (including derivative instruments), as well as pension plans assets and (ii) assets impairment. Assets held for sale are measured at the lower of carrying amount and fair value less costs to sell.

These financial statements were authorized for issue by the Board of Directors on February 22, 2024.

a) New accounting standards and amendments

Amendments to IAS 12 - OECD Pillar Two Rules

In December 2021, the Organization for Economic Co-operation and Development (“OECD”) released the Pillar Two model rules to reform international corporate taxation. Multinational economic groups within the scope of these rules are required to calculate their effective tax rate in each country where they operate, the “GloBE effective tax rate”.

When the effective GloBE rate of any entity in the economic group, aggregated by jurisdiction where the group operates, is lower than the minimum rate defined at 15%, the multinational group must pay a supplementary amount of tax on profit, referring to the difference between its rate effective GloBE and the minimum tax rate.

In May 2023, the IASB made amendments to IAS 12 - Income Taxes, which provide a temporary relief from the requirement to recognize and disclose deferred taxes arising from enacted or substantively enacted tax law that implements the Pillar Two model rules.

For the Company, Pillar Two rules will be adopted from 2024 in the Netherlands, Switzerland, United Kingdom, Japan and Luxembourg. The Company has applied the temporary relief from the requirement to recognize and disclose deferred taxes related to Pillar Two effects and, therefore, there was no impact in these financial statements for the year ended December 31, 2023.

The Company is still assessing the impacts it may have on current income tax expenses for future reporting periods however, the Company currently does not expect any material impacts in its financial statements from the Pillar Two rules.

Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The change is effective for annual years beginning on or after January 1, 2023, and requires the recognition of a deferred tax asset and a deferred tax liability when a single transaction generates taxable and deductible temporary differences at the same time. The adoption of the amendment did not result in any impact in the Company’s financial position nor in the income statement. However, the Company started presenting separately both deferred tax asset and the deferred tax liability arising from decommissioning of assets, environmental obligations, and leasing as presented in note 8(b).

Other recently issued or amended accounting standards

Certain other new accounting standards, amendments and interpretations have been published that are not mandatory for December 31, 2023, reporting periods or have not materially impacted these financial statements. The Company did not early adopt any of these standards and does not expect them to have a material impact in future reporting periods.

b) Principles of Consolidation

The Company's financial projections reflect the assets, liabilities and transactions of the Parent Company and its direct and indirect subsidiaries (“subsidiaries”). Intercompany balances and transactions, which include unrealized profits, are eliminated. A list of the most relevant companies, including subsidiaries, affiliates, joint ventures, and the financial policies applied in preparing the consolidated financial projections are described in note 15.

c) Functional currency and presentation currency

The financial statements of the Company and its associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (“functional currency”), in the case of the Parent Company it is the Brazilian real (“R$”). For presentation purposes, these financial statements are presented in United States dollars (“US$”) as the Company believes that this is how international investors analyze the financial statements.

The income statement and cash flows statements of the Parent Company and its investees which have a functional currency other than US$ are translated into US$ at the average monthly exchange rate, the assets and liabilities are translated at the final rate and the other equity items are translated at the historical rate. All monetary exchange differences are recognized in comprehensive income as “Translation adjustments”.

When a foreign operation is totally or partially disposed, the monetary exchange differences that were recorded in the equity are recognized in the income statement for the year, see accounting policy in note 15 of these financial statements.

The main exchange rates used by the Company to translate its foreign operations are as follows:

	Closing rate			Average rate
	2023	2022	2021	2023	2022	2021
US Dollar ("US$")	4.8413	5.2177	5.5805	4.9954	5.1655	5.3956
Canadian dollar ("CAD")	3.6522	3.8550	4.3882	3.7026	3.9705	4.3042
Euro ("EUR")	5.3516	5.5694	6.3210	5.4023	5.4420	6.3784

d) Critical accounting estimates and judgments

The preparation of financial statements requires the use of critical accounting estimates and Management also needs to exercise judgement in applying the Company’s accounting policies.

The Company makes estimates about the future based on assumptions. Accounting estimates and judgments are continually evaluated and are based on management's experience and knowledge, information available at the date of the financial statements and other factors, including expectations of future events that are considered reasonable under the circumstances. Accounting estimates, by definition, will seldom equal the actual results.

The areas involving significant estimates or judgements or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions are presented in the following notes:

Note	Significant estimates and judgments
7	Streaming transactions
8	Deferred income taxes and uncertain tax positions
15	Consolidation
18	Mineral reserves and mines useful life
19	Impairment of non-current assets
20	Fair values estimate
25	Liabilities related to Brumadinho
26	Liabilities related to associates and joint ventures
27	Provision for de-characterization of dam structures and asset retirement obligations
28	Litigation
29	Employee post-retirement obligation

e) Material accounting policies

The material accounting policies applied in the preparation of these financial statements have been included in the respective notes and are consistent in all years presented.

f) Financial information related to sustainability

The Company intends to integrate sustainability into its business through a comprehensive approach, based on systematic planning and execution, prioritizing risk and impact management as well as establishing a social, economic and environmental legacy.

The investments announced by the Company’s and its strategy for sustainability initiatives were assessed in the context of the Company's critical accounting judgments and key estimates. Future changes in this strategy or in the global scenario may affect the Company's main estimates and may result in material impacts on the income statement and on assets and liabilities of the Company in future reporting periods.

Strategy	Impact on Financial Statements
Reduction of greenhouse gas (“GHG”) emissions by increasing the energy efficiency of processes and development of solutions based on the substitution of fossil energy sources with renewable or lower emission intensity alternatives	- Investing in subsidiaries, associates, and joint ventures - Expenses along the value chain to support decarbonization - Impairment of assets
Investment in renewable energy sources to reduce GHG emisions	- Power Purchase Agreement (“PPA”) - Property, plant, and equipment - Expenses along the value chain to support decarbonization
Limited use of high-integrity carbon credits to eventually meet the Scope 3 GHG emissions reduction target	- Intangible - Expense of carbon credit - Investing in subsidiaries, associates, and joint ventures
Community safety	- Liabilities related to Brumadinho - Provision for de-characterization of dam structures and asset retirement obligations - Liabilities related to associates and joint ventures
Support for small suppliers	- Suppliers and contractors
Compensation programs aligned with Environmental, Social and Governance (“ESG”) linked business strategy	- Employee benefits

The main actions taken or announced to date, which have already resulted or will result in a direct impact on the Company's financial statements are described below. Other initiatives are detailed in the Integrated Report, made available at the Company's website, which were not incorporated by reference.

Environmental pillar

Climate changes

In a global context where extreme climate events are becoming more frequent and the average global temperature exceeds historical averages (according to the World Meteorological Organization - WMO), the mapping of these risks and their effects, as well as mitigation actions, becomes crucial for analyzing the Company's strategies. Similarly, governments and regulatory authorities are advancing and tightening their policies.

The Company intends to reduce greenhouse gas emissions from its operations, in line with the Paris Agreement objective of limiting global warming to well below 2°C (3.6 °F). The Company's strategy considers as main objectives:

•	33% reduction in absolute Scope 1 and 2 emissions by 2030 (based on the emissions from the year 2017) and 100% of electricity consumption from renewable sources by 2030 globally;
•	Net zero Scope 1 and 2 emissions by 2050; and
•	15% net reduction by 2035 of indirect emissions in the value chain by 2035, aligned with the scenario of limiting global warming to 2°C.

Decarbonization plan

The Company has a plan to meet the target for reducing Scopes 1 and 2 and expects to invest an amount ranging from US$4 billion to US$6 billion by 2030 to develop low carbon solutions, such as electrification, of the use of biofuels and the utilization of renewable energy. The current portfolio of initiatives encompasses over 40 projects, prioritizing the most cost-competitive initiatives to meet the 2030 target.

To increase renewable energy sources, in November 2022, the Company announced the operational start-up of the Sol do Cerrado solar project. In July 2023, the Company received the last authorization needed from the National Electric Energy Agency ("ANEEL") for the operation. As of December 31, 2023, the Property, plant, and equipment of Sol do Cerrado was US$590 (R$3.000 million).

The Company also has Power Purchase Agreements (“PPAs”) with renewable energy suppliers, reducing its Scope 2 emissions. These supply contracts were entered into and continue to be held to own use and, therefore, it falls outside the scope of IFRS 9 - Financial Instruments. The PPAs are accounted for as executory contracts and the expenses are recorded as incurred.

Additionally, Vale has assessed its decarbonization goals considering the criteria for provision in accordance with IAS 37 - Provisions, Contingent Liabilities, and Contingent Assets and it did not record any provision since these commitments are not deemed a legal nor constructive obligation.

Carbon pricing

All investment decisions are subjected to analysis, considering the internal carbon price per ton of CO2 equivalent. Vale adopts an internal price of US$50/tCO2e, established in accordance with the Carbon Pricing Leadership Coalition ("CPLC"). The internal carbon price is used in the decision-making process for resource allocation in the Company's current and capital projects.

Incorporating a cost for GHG in the feasibility analysis provides a clear demonstration of how these emissions can influence the evaluation of a project during the decision-making process. By assigning a direct financial consequence to emissions, portfolio projects can be assessed more holistically, considering the environmental impact alongside more traditional financial metrics. This practice, in addition to promoting investments in GHG reduction, also positions the Company for a scenario with more stringent regulations.

Aiming to incentivize the voluntary carbon market, Vale and the Algar Group signed an agreement for the purchase of high-integrity forest carbon credits until 2030. The agreement stipulated Vale's purchase of approximately 133.000 credits, equivalent to the protection of approximately 50.000 hectares of forest this year. Each carbon credit corresponds to one metric ton of carbon dioxide equivalent that was not emitted into the atmosphere, in the case of this forest protection project.

For each transaction, Vale assesses the business model concerning carbon credits for subsequent classification, recognition, and measurement of its asset. Carbon credits will be recorded as intangible assets and measured at cost in accordance with IAS 38 – Intangible assets. Carbon credits acquired for resale will be recorded as inventories and measured at fair value less costs to sell according to IAS 2 - Inventories. The Company also analyses whether there are embedded derivatives in the sale and purchase contracts of carbon credits as required by IFRS 9 – Financial Instruments. For the year ended December 31, 2023, the Company recorded expenses of US$4 in relation to carbon credits.

Impact of transition risks related to climate changes on asset carrying values

During the development of its strategic plan, the Company assesses scenarios related to climate change and establishes the baseline to guide its business positioning, as well as to test resilience against other exploratory scenarios. The Company's approach to climate change is shaped by an analysis of global megatrends through a scenario-building tool. These scenarios not only provide insights into the future of mining but also influence commodity price forecasts, capital allocation, portfolio decisions, business strategies, and can be associated with the increase in global temperature.

In this context, the Company observes the persistence of the typical cycles in the mining industry over the coming decades, driven by an energy transition that unfolds asynchronously and unevenly across different sectors and regions. Vale conducted an analysis of the resilience of its product portfolio in the face of climate change scenarios, based on the International Energy Agency's scenarios.

The potential financial impacts on the Company of climate change and the transition to a low carbon economy have been considered in the assessment of the Company’s critical accounting estimates, which includes indicators of impairment, such as demand for the Company’s commodities decreasing, due to policy, regulatory (including carbon pricing mechanisms), legal, technological, market or reputational responses to climate change.

The impairment test undertaken by the Company for these financial statements did not result in any asset impairment due to this matter. However, given the complexity of modeling, identification of additional risks, and the planning and execution of actions in response to identified risks, transition risks may result in material impacts on the Company's financial statements in future reporting periods.

Physical risk impacts related to climate changes on asset carrying values

The Company's operations are exposed to events related to climate change. Therefore, the Company assessed the potential impacts of physical risks related to climate change on the models used for the impairment testing of the assets, such as operational disruptions caused by increased frequency or severity of extreme weather events, and those related to chronic risks resulting from longer-term changes in climate patterns.

The Company did not identify any impairment indicators for assets in these financial statements due to the physical risks considered in the assessment. However, given the complexity of physical risk modeling and the ongoing nature of the Company's physical risk assessment process, the identification of additional risks or detailed development of the response to identified risks may result in material impacts on the Company's financial statements in future reporting periods.

Social pillar

Sustainable mining

•	In March 2023, the Company started operations at the Gelado Project, which will produce pellet feed from the reutilization of tailings dam deposited at the site for almost four decades. As of December 31, 2023, the Company invested US$50 (2022: US$65) in capital investment in the Gelado Project to make the value chain increasingly sustainable. Due to the high quality of the pellets manufactured on-site, our steelmaking customers can reduce their carbon emissions compared to using lower-quality products.

•	In June 2022, the Company announced the creation of an operation of Corporate Venture Capital (“Vale Ventures”), the objective is to invest approximately US$100 in sustainable mining initiatives. The Company's objective is to acquire minority stakes in startups that are focused on decarbonization initiatives within the mining value chain, zero waste mining, energy transition metals and other technologies.

In 2023, Vale Ventures invested US$19 in the acquisition of minority stakes. Among these investments are the transformative biology startup Allonia, LLC ("Allonia") and the Boston Electrometallurgical Company ("Boston Metal"), whose objective is developing technology focused on steel decarbonization.

Also in 2023, Vale Ventures invested US$3 in venture capital funds, represented by Evok Fund II Limited Partnership (“Evok Innovations”) and Cathay Innovation Global Fund III (“Cathay Innovation”).

•	The Company performs the filtration of tailings with its treatment for solid-state stacking, reducing or eliminating disposal in tailings dams. Tailings filtration plants began to be installed by Vale in 2019, with investments in dry stacking and processing systems totaling US$ 144 in 2023 (2022: US$305).

•	The implementation and execution of future use projects, after the decommissioning, is not required by law. However, the Company has been studying a governance to assess the future use, considering its aptitudes, post-operational usage intention, socio-economic development of the community and the characteristics of the physical and biotic environments in which Vale operates. Any future commitments, if assumed by Vale, may result in material impact on the amount of the asset retirement obligation provision.

•	In October 2022, the Company established the company Co-log Logística de Coprodutos S.A ("Agera") to develop and expand the Sustainable Sand business. Agera receives sand produced from the treatment of tailings generated by Vale's iron ore operations and promotes its commercialization and distribution. The new company also invests in research and development of new solutions for the product. The Company disbursed US$1 in 2023, which is recorded as research and development expenses.

Communities
•	In 2023, the Company entered into a Cooperation and Commitment Agreement with the Krenak indigenous community to support initiatives focused on ethnodevelopment and education. In 2023, the Company disbursed US$5, and these expenditures were directly recognized in the financial results as other operating expenses.

•	In 2023, Vale continued the implementation of the Environmental Basic Plan with the indigenous communities Tupiniquim and Guarani, which includes initiatives for institutional and cultural strengthening, ethnodevelopment, and management. Examples include conducting project management courses, entrepreneurship workshops, biofertilizer production, coffee cultivation, tourism management, among other actions. In 2023, the Company disbursed US$2, and these expenditures were directly recognized in the financial results as other operating expenses. Future expenses will be recorded in the period in which they occur.

•	Three indigenous communities neighboring Vale's operations in have signed agreements for the development of their consultation protocols, or territorial and environmental management plans, or life plans: Kayapó in Pará, Ka’apor, and Guajajara from the Caru Indigenous Land in Maranhão, in line with the Company's Social Ambition. The Company disbursed US$7 in 2023, and these expenditures were directly recognized in the financial results as other operating expenses. Future expenses will be recorded in the period in which they occur.

•	To contribute with its suppliers’ development, the Company has created a website with financial institutions aiming to enable small and medium suppliers to anticipate their receivables with better interest rates. As of December 31, 2023, the outstanding balances related to these suppliers were US$ 221 (2022: US$202).

Governance pillar

The Company intends to align compensation programs with the business strategy and to the objective of making Vale a safer company. Since 2020, the Company has been following new standards for executive compensation. For short-term compensation, at least 30% of performance targets are driven by ESG metrics and directly related to safety, risk management and sustainability goals, and for long-term compensation target is at least 25% of targets performance should be based on ESG metrics and health and safety (note 29).